Long Term Debt (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Long Term Debt (Textual)
Loan amount		$ 27,814	$ 29,756
Description of financial covenants

a.	Total equity attributable to Magic Software Enterprises shareholders shall not be lower than $ 100,000 at all times;

b.	The Company’s consolidated cash and cash equivalent and marketable securities available for sales shall not be less than $ 10,000;

c.	The ratio of the Company’s consolidated total financial debts to consolidated total assets will not exceed 50%;

d.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1; and

e.	The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.

Long-term Debt [Member] | Israeli financial institution [Member]
Long Term Debt (Textual)
Loan amount	$ 31,356
Final payment due date	Nov. 02, 2023
Fixed interest rate	2.60%